SCHEDULE OF QUANTITATIVE INFORMATION REGARDING FAIR VALUE MEASUREMENTS INPUTS (Details)	Mar. 31, 2024 $ / shares	Dec. 31, 2023	Feb. 23, 2022 $ / shares
Class of Warrant or Right [Line Items]
Share Price	$ 10.75
Warrant Term	6 months	6 months
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Share Price			$ 9.82
Exercise Price			11.50
Redemption Trigger price			$ 18.00
Warrant Term			6 years 5 months 1 day
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			5.64
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			1.93
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			0.00